6. ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
6. ACCOUNTS PAYABLE

NOTE 6: ACCOUNTS PAYABLE

As of December 31, 2016 and 2015, accounts payable were as follows:

	As of December 31,	As of December 31,
	2016	2015
Suppliers	$2,237	$—
Seamen	70,702	—
Insurers	21,480	—
Agents	16,134	—
Brokers	8,081	—
Managers	23,966	—
Former Officers	—	6,000
Other creditors	115,645	22,957
	$258,245	$28,957